Capital Management	12 Months Ended
Dec. 31, 2024
Capital Management [Abstract]
Capital Management
26.	Capital Management

The primary objective of the Group’s capital management is to ensure that it maintains a strong credit rating and net current asset position in order to support its business and maximize shareholder value. The capital structure of the Group comprises issued share capital, merger reserve, foreign currency translation reserve and accumulated losses.

The Group manages its capital structure and makes adjustments to it, in light of changes in economic conditions. To maintain or adjust the capital structure, the Group may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares. The Group is not subject to any externally imposed capital requirements. No changes were made in the objectives, policies or processes during the financial year ended December 31, 2024 and 2023. The net gearing ratios as at December 31, 2024 and 2023 are as follows:

	December 31, 2024	December 31, 2023
	USD	USD
Borrowings	6,028,792	3,972,648
Less: cash and bank balances	(1,000,284)	(956,975)
Net debt	5,028,508	3,015,673
Total Owner’s equity	2,108,568	2,565,237
Net gearing ratio	2.38	1.18